SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 55,128	¥ 134,709	¥ 62,787
Share Options
SHARE-BASED PAYMENT
Amended and accelerated for vesting and immediately became exercisable (in shares)	6,817,372
Intrinsic value share options exercised		¥ 13,608	¥ 6,858	¥ 1,695
Weighted average grant date fair value of options granted		¥ 12.65	¥ 15.12	¥ 11.22
Unrecognized compensation expenses related to the options		¥ 50,041
2015 and 2018 Plans | Share Options
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 33,618	¥ 49,972	¥ 4,713